Other Operating (Income) and Expenses, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Component Of Other Income And Expense [Line Items]
Other operating (expenses) and income, net	$ 18,193,000	$ (793,000)	$ 8,043,000
Asset and portfolio rationalization charge	18,838,000
Net gains on legal settlements	7,677,000
Gain on sale of assets, excess land	25,271,000
Gain on sale of assets, excess land	39,260,000	19,366,000	$ (410,000)
Nonrecurring repair costs		12,668,000
Noncash portion of asset and portfolio rationalization charge	16,970,000
Cash portion of asset and portfolio rationalization charge	$ 1,868,000
Other Operating (Income) and Expenses, Net
Component Of Other Income And Expense [Line Items]
Gain on sale of assets, excess land		19,366,000
Other Operating (Income) and Expenses, Net | Executive
Component Of Other Income And Expense [Line Items]
Retirement expense		$ 10,813,000